Subsequent Events (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 03, 2025 USD ($)	Jan. 24, 2025	Jan. 23, 2025	Jan. 21, 2025 Options	Jan. 08, 2025 USD ($) $ / shares	Sep. 03, 2024 USD ($)	Apr. 05, 2024 USD ($)	Sep. 07, 2021 $ / shares	Dec. 31, 2024 USD ($) Options	Mar. 02, 2025 USD ($)	Dec. 31, 2023 USD ($)	Oct. 14, 2021 USD ($)	Apr. 30, 2014 USD ($)
Subsequent Events
Long-term debt									$ 909,653		$ 963,005
KNOT
Subsequent Events
Cash payment received relating to difference between the prices of transactions						$ 1,100
Brasil Knutsen
Subsequent Events
Fixed term of contract									2 years
Current time charter expiration year									2025
Number of options to extend one year periods | Options									2
Vigdis Knutsen
Subsequent Events
Current time charter expiration year									2027
$172.5 million loan facility
Subsequent Events
Debt instrument face amount									$ 172,500		172,500		$ 172,500
Long-term debt											10,370
$60 Million Hilda Loan Facility
Subsequent Events
Debt instrument face amount							$ 60,000
Long-term debt									$ 56,250		$ 60,000
Interest margin percentage							2.25%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]							us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
$89.6 Millions SMBC Bank EU AG and other | Knot Shuttle Tankers 27 As
Subsequent Events
Debt instrument face amount												$ 89,600
Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares								$ 0.52
Subsequent event | KNOT
Subsequent Events
Cash payment received relating to difference between the prices of transactions	$ 1,200
Subsequent event | KNOT | Knot Shuttle Tankers 21As
Subsequent Events
Sale price	25,750
Subsequent event | Knot Shuttle Tankers 27 As | Live Knutsen
Subsequent Events
Purchase price	100,000
Outstanding indebtedness	73,400
Capitalized fees	400
Subsequent event | Brasil Knutsen
Subsequent Events
Fixed term of contract				2 years
Number of options to extend one year periods | Options				2
Option to extend term (in years)				1 year
Subsequent event | Vigdis Knutsen
Subsequent Events
Current time charter expiration year		2030	2027
Option to extend term (in years)		2 years
Subsequent event | $89.6 Millions SMBC Bank EU AG and other | Knot Shuttle Tankers 27 As
Subsequent Events
Long-term debt										$ 73,400
Final payment which includes balloon payment and last quarterly installment	$ 65,900
Interest margin percentage	2.01%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Subsequent event | Series A Preferred unit
Subsequent Events
Cash distributions					$ 1,700
Subsequent event | Common units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares					$ 0.026